Segment Reporting - Schedule of Revenues (Details) - Other Operating Segment [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues [Line Items]
Total revenues	$ 2,984,318	$ 4,994,044
Application development services [Member]
Schedule of Revenues [Line Items]
Total revenues	1,599,202	884,538
Consulting and technical support services [Member]
Schedule of Revenues [Line Items]
Total revenues	1,082,533	2,383,000
Subscription services [Member]
Schedule of Revenues [Line Items]
Total revenues	302,583	215,355
Trading revenue [Member]
Schedule of Revenues [Line Items]
Total revenues		1,375,319
Others revenue [Member]
Schedule of Revenues [Line Items]
Total revenues		$ 135,832